DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2026
Dividends
SCHEDULE OF DIVIDENDS

No dividends were declared by the Company during the year ended March 31, 2026.

	For the Year Ended March 31,
	2025	2026
	US$	US$

Dividends declared:
-Interim tax-exempt (one-tier) dividend for 2025 and 2026	11,849,995	-